Provisions (Tables)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Disclosure of changes in provisions [Table Text Block]
	Decommis-
	sioning,
	restoration	Deferred		Restricted
	and similar	share units		share units 1
	liabilities	(note 23a	)	(note 23a	)	Other	Total
Balance, January 1, 2017	$177,296	$3,933		$11,052		$1,788	$194,069
Net additional provisions made	6,485	868		7,327		202	14,882
Amounts used	(69)	(638)		(5,491)		(937)	(7,135)
Unwinding of discount (note 5f)	4,159	-		-		-	4,159
Effect of change in discount rate	2,658	-		-		-	2,658
Effect of foreign exchange	9,512	346		1,194		95	11,147
Effect of change in share price	-	2,114		5,327		287	7,728

Balance, December 31, 2017	$200,041	$6,623		$19,409		$1,435	$227,508

	Decommis-
	sioning,
	restoration	Deferred		Restricted
	and similar	share units		share units
	liabilities	(note 23a	)	(note 23a	) [1]	Other	Total
Balance, January 1, 2016	$147,035	$2,803		$4,388		$-	$154,226
Net additional provisions made	30,038	1,018		6,348		1,922	39,326
Amounts used	(894)	(1,078)		(2,736)		(430)	(5,138)
Unwinding of discount (note 5f)	2,586	-		-		-	2,586
Effect of change in discount rate	(4,189)	-		-		-	(4,189)
Effect of foreign exchange	2,720	97		(47)		20	2,790
Effect of change in share price	-	1,093		3,099		276	4,468

Balance, December 31, 2016	$177,296	$3,933		$11,052		$1,788	$194,069

Disclosure of detailed information about provisions [Table Text Block]
Current (note 13)	$2,344	$6,623	$17,119	$1,284	$27,370
Non-current	197,697	-	2,290	151	200,138

	$200,041	$6,623	$19,409	$1,435	$227,508

Current (note 13)	$1,054	$3,933	$8,451	$929	$14,367
Non-current	176,242	-	2,601	859	179,702

	$177,296	$3,933	$11,052	$1,788	$194,069